Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Outstanding stock awards excluded from the calculation of diluted earnings per share	32	27	30